Derivative Financial Asset	12 Months Ended
Jun. 30, 2026
Derivative Financial Asset [Abstract]
Derivative Financial Asset
NOTE 12. DERIVATIVE FINANCIAL ASSET

Currency Pair	Notional Amount	Contract rate	Maturity	Fair Value Gain/(Loss)
EUR/AUD	EUR 10,218,192	0.5515	April 28, 2026	9,242

The Group holds structured foreign currency deposits via foreign currency forward contracts to manage exposure to exchange rate fluctuations. These deposits offer enhanced returns linked to the performance of specified currency pairs and may include embedded derivative features. These derivatives are not designated in hedge relationships and are therefore classified as non-hedging and are measured at fair value.

Derivative financial asset	June 30, 2026 A$	June 30, 2025 A$
Opening fair value asset	9,242	—
Net change in fair value recognized in profit or loss	(1,868,101)	9,242
Net cash settlement on maturity	1,858,859	—

Closing fair value asset	—	9,242

The forward exchange contract outstanding at June 30, 2025 (set out above) matured on April 28, 2026 and was settled during the year. No forward exchange contracts were outstanding at June 30, 2026.